Preferred and Common Stock	6 Months Ended
Jun. 30, 2018
Preferred and Common Stock [Abstract]
PREFERRED AND COMMON STOCK

NOTE 13: PREFERRED AND COMMON STOCK

Preferred Stock

Series C Convertible Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of $0.0001 par value preferred stock in total with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors.

As of each of June 30, 2018 and December 31, 2017 the Company’s issued and outstanding preferred stock consisted of the 1,000 Series C Convertible Preferred Stock held by Navios Holdings in exchange for 7,676,000 shares of Navios Acquisition’s common stock.

Common Stock and puttable common stock

On January 17, 2017, Navios Acquisition redeemed, through the holder’s put option, 100,000 shares of puttable common stock and paid cash of $1,000 to the holder upon redemption.

On May 8, 2017, Navios Acquisition redeemed, through the holder’s put option, 75,000 shares of puttable common stock and paid cash of $750 to the holder upon redemption.

On August 8, 2017, Navios Acquisition redeemed, through the holder’s put option, 50,000 shares of puttable common stock and paid cash of $500 to the holder upon redemption.

On October 2, 2017, Navios Acquisition redeemed, through the holder’s put option, 25,000 shares of puttable common stock and paid cash of $250 to the holder upon redemption. After this redemption there are no shares of puttable common stock outstanding.

In December 2017, Navios Acquisition authorized and issued in the aggregate 1,774,915 restricted shares of common stock to its directors and officers. These awards of restricted common stock are based on service conditions only and vest over four years.

As of June 30, 2018, the Company was authorized to issue 250,000,000 shares of $0.0001 par value common stock of which 145,244,205 were issued and outstanding.

In February 2018, the Board of Directors of Navios Acquisition authorized a stock repurchase program for up to $25,000 of Navios Acquisition’s common stock, for two years. Stock repurchases will be made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. The timing and amount of repurchases under the program will be determined by management based upon market conditions and other factors. Repurchases may be made pursuant to a program adopted under Rule 10b5-1 under the Securities Exchange Act of 1934, as amended. The program does not require any minimum repurchase or any specific number or amount of shares of common stock and may be suspended or reinstated at any time in Navios Acquisition’s discretion and without notice. The Board of Directors will review the program periodically. Repurchases will be subject to restrictions under Navios Acquisition’s credit facilities and indenture. As of June 30, 2018, the Company had repurchased and cancelled 6,863,700 shares of common stock, at a total cost of approximately $5,556.

Stock based compensation

In December 2017, Navios Acquisition authorized and issued in the aggregate 1,774,915 restricted shares of common stock to its directors and officers. These awards of restricted common stock are based on service conditions only and vest over four years.

The holders of restricted stock are entitled to dividends paid on the same schedule as paid to the stock holders of the company. The fair value of restricted stock is determined by reference to the quoted stock price on the date of grant of $1.18 per share (or total fair value of $2,094).

Compensation expense is recognized based on a graded expense model over the vesting period.

The effect of compensation expense arising from the stock-based arrangement described above amounted to $272 and $0 for the three month periods ended June 30, 2018 and 2017, respectively, and it is reflected in general and administrative expenses on the statement of operations. The recognized compensation expense for the year is presented as adjustment to reconcile net (loss)/ income to net cash provided by operating activities on the statements of cash flows. For the six month period ended June 30, 2018 and 2017, the effect of compensation expense arising from the stock-based arrangement described above amounted to $541 and $0, respectively.

There were no restricted stock or stock options exercised, forfeited or expired during the six month period ended June 30, 2018.

Restricted shares outstanding and not vested amounted to 1,774,915 shares as of June 30, 2018.

The estimated compensation cost relating to service conditions of non-vested restricted stock, not yet recognized was $1,497 as of June 30, 2018 and is expected to be recognized over the weighted average contractual life of stock options of 3.5 years.

The weighted average contractual life of the 1,500,000 stock options outstanding, that were issued in October 2013 and vested ratably through a three year period, was 5.3 years as of June 30, 2018.